Cover	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2024
Entity File Number	001-40683
Entity Registrant Name	SNAP ONE HOLDINGS CORP.
Entity Central Index Key	0001856430
Entity Tax Identification Number	82-1952221
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1800 Continental Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	927-7620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SNPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false